Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Current assets:
Cash and cash equivalents	$ 9,216,554	$ 2,238,943
Other receivable	176,980	7,617
Lease payments receivable - short term	70,102	64,486
Prepaid expenses	520,745	426,921
Total current assets	9,984,381	2,737,967
Fixed assets, net of accumulated depreciation	7,210	12,080
Other assets	25,000	24,788
Lease payments receivable - long term	203,142	273,244
Total assets	10,219,733	3,048,079
Current liabilities:
Accounts payable	924,359	765,439
Accrued expenses	1,317,855	659,455
Notes payable	364,204	285,170
Derivative liabilities		4,194,634
Total current liabilities	2,606,418	5,904,698
Promissory notes payable, net of discount of $0 and $4,548,543		2,656,457
Total liabilities	2,606,418	8,561,155
Commitments and contingencies
Stockholders' Equity (Deficit) :
Preferred stock
Common stock, $0.001 par value, 50,000,000 shares authorized, 9,744,643 and 3,137,468 shares issued and outstanding, respectively	9,744	3,137
Additional paid-in capital	119,265,938	88,828,094
Accumulated deficit	(111,662,367)	(94,344,307)
Total stockholders' equity (deficit)	7,613,315	(5,513,076)
Total liabilities and stockholders' equity (deficit)	$ 10,219,733	$ 3,048,079